Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Summary of cash and cash equivalents	Cash and cash equivalents in € THOUS

	2019	2018
Cash	768,706	831,885
Securities and time deposits	239,017	1,313,747
Cash and cash equivalents	1,007,723	2,145,632